Share-Based Compensation - Additional Information (Detail) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) Installment shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Aug. 11, 2022 shares	Jun. 10, 2021 shares	Mar. 31, 2018 shares	Jul. 10, 2017 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense | ¥	¥ 156,478	¥ 289,705	¥ 408,208
Share-based compensation arrangement by share-based payment award, expiration period	10 years
Share based compensation arrangement by share based payment award option Forfeitures	0	0	18,000
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense | ¥	¥ 156,478	¥ 289,705	¥ 332,509
Unrecognized compensation expense | ¥	¥ 146,013
Weighted average period over which unrecognized compensation expense is expected to be recognized	9 months 10 days
Restricted Stock Units One [Member] | Vested after 24 months of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period	24 months
Share-based compensation arrangement by share-based payment award, vesting rate	50.00%
Restricted Stock Units One [Member] | Vested in two equal installments over the following 24 months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period	24 months
Share-based compensation arrangement by share-based payment award, vesting rate	50.00%
Restricted Stock Units Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period	48 months
Number of equal vesting installments | Installment	4
Restricted Stock Units Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period	24 months
Number of equal vesting installments | Installment	2
Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award accelerated compensation cost | ¥				¥ 1,869
Share based compensation arrangement by share based payment award option Forfeitures				262,503
Employee Stock Option [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, granted	5,084,817	3,550,617	3,144,152
Non Employee Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation in general and administrative expenses | ¥	¥ 0	¥ 0	¥ 191
Huya 2017 Share Incentive Plan [Member] | Grant vesting attribution Method [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense | ¥	¥ 0	¥ 0	¥ 75,699
Huya 2017 Share Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized							28,394,117
Huya 2017 Share Incentive Plan [Member] | Incentive Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized							17,647,058	17,647,058
Huya 2017 Share Incentive Plan [Member] | Option One [Member] | Vested after 24 months of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period	24 months
Share-based compensation arrangement by share-based payment award, vesting rate	50.00%
Huya 2017 Share Incentive Plan [Member] | Option One [Member] | Vested in two equal installments over the following 24 months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period	24 months
Share-based compensation arrangement by share-based payment award, vesting rate	50.00%
Huya 2017 Share Incentive Plan [Member] | Option Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period	48 months
Huya 2017 Share Incentive Plan [Member] | Option Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period	24 months
Huya 2021 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, expiration period	10 years
Huya 2021 Share Incentive Plan [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized					3,530,111
Huya 2021 Share Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized						3,530,111
Amended and Restated 2021 Share Incentive Plan [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized					8,018,111